DERIVATIVE FINANCIAL INSTRUMENTS - Currency Risk Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Foreign Exchange Zero Cost Collars
Disclosure of detailed information about financial instruments [line items]
Net premium payable	$ 0
U S Dollar Call Options
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	$ 0
2018 | Foreign Exchange Zero Cost Collars
Disclosure of detailed information about financial instruments [line items]
Estimated expenditure that is being hedged	84,000
2018 | Foreign Exchange Zero Cost Collars | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Estimated expenditure that is being hedged	$ 276,000